Property and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Servers, computers and equipment [Member] CNY	Dec. 31, 2013 Servers, computers and equipment [Member] CNY	Dec. 31, 2014 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2013 Furniture, fixtures and office equipment [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Total of gross carrying amount		22,118	10,866		13,807	5,338	2,209	1,087	5,488	4,227	614	214
Less: accumulated depreciation		(6,217)	(2,182)
Property and equipment, net	2,563	15,901	8,684
Depreciation expense	$ 650	4,035	1,788	428